Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs Pemex Industrial Transformation (Detail) - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss reversal	$ (182,422,817)	$ (162,110,173)
Pemex Industrial Transformation
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(36,392,092)	(6,548,396)
Pemex Industrial Transformation | Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(15,146,588)	(4,558,203)
Pemex Industrial Transformation | Ciudad Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(5,265,217)	0
Pemex Industrial Transformation | Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(5,039,912)	(10,210,354)
Pemex Industrial Transformation | Cactus Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,983,894)	0
Pemex Industrial Transformation | Cosoleacaque Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,985,563)	(1,301,741)
Pemex Industrial Transformation | Gas Burgos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,729,422)	(808,931)
Pemex Industrial Transformation | Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,179,313)	3,208,249
Pemex Industrial Transformation | Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,141,900)	1,080,820
Pemex Industrial Transformation | Coatzacoalcos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(952,880)	0
Pemex Industrial Transformation | Cangrejera Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(486,975)	0
Pemex Industrial Transformation | La Venta Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(450,034)	0
Pemex Industrial Transformation | Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(108,056)	0
Pemex Industrial Transformation | Matapionche Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(45,226)	(156,642)
Pemex Industrial Transformation | Gas Arenque Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,420)	(104,647)
Pemex Industrial Transformation | Cangrejera Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	106	524,059
Pemex Industrial Transformation | Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	393	5,750,652
Pemex Industrial Transformation | Pajaritos Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	55,743	0
Pemex Industrial Transformation | Gas Poza Rica Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	69,066	$ 28,342
Pemex Logistics
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss reversal	(171,830)
Recoverable amount of asset or cash-generating unit	$ 67,999,814
Pemex Logistics | Vessel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	15.62%		14.80%
Estimated useful lives	17 years